DISCONTINUED OPERATIONS - Financial results of food supply chain entities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Carrying amounts of assets disposed
Current assets of discontinued operations	$ 0	$ 4,617,566	$ 11,902,357
Non-current assets of discontinued operations	0	406,021	122,086,598
Carrying amounts of liabilities disposed
Current liabilities of discontinued operations	0	19,392,101	20,510,351
Non-current liabilities of discontinued operations	0	6,892,316	9,638,705
Income statement disclosures
Loss from discontinuing operations attributable to owners of the Company	(1,708,270)	(121,431,038)	(160,458,503)
Discontinued Operations, Disposed of by Sale [Member]
Carrying amounts of assets disposed
Amounts due from related parties		2,378,709	3,062,797
Carrying amounts of liabilities disposed
Amounts due to related parties		5,134,709	603,883
Amount due to related parties		6,892,316	5,685,971
Discontinued Operations, Disposed of by Sale [Member] | Food Supply Chain Entities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss recognized on disposal	4,521,053
Carrying amounts of assets disposed
Cash and cash equivalents		355,482	4,892,430
Accounts receivable, net of allowance of $nil and $295,472 as of December 31, 2017 and 2018		176,120	1,327,137
Inventories		585,760	538,660
Prepaid expenses and other current assets, net		1,121,495	2,081,333
Amounts due from related parties		2,378,709	3,062,797
Current assets of discontinued operations		4,617,566	11,902,357
Property and equipment, net		406,021	1,795,233
Acquired intangible assets, net		0	10,263,941
Investment		0	768,486
Goodwill		0	108,940,433
Deferred tax assets		0	156,782
Other non-current assets		0	161,723
Non-current assets of discontinued operations		406,021	122,086,598
Total assets of discontinued operations		5,023,587	133,988,955
Carrying amounts of liabilities disposed
Short-term bank borrowings		7,272,198	7,684,859
Accounts and notes payable		542,732	2,012,145
Accrued expenses and other current liabilities		6,019,646	8,965,725
Advance from customers		422,816	1,243,739
Amounts due to related parties		5,134,709	603,883
Current liabilities of discontinued operations		19,392,101	20,510,351
Other non-current liabilities		0	1,386,749
Deferred tax liabilities		0	2,565,985
Amount due to related parties		6,892,316	5,685,971
Non-current liabilities of discontinued operations		6,892,316	9,638,705
Total liabilities of discontinued operations		26,284,417	30,149,056
Net of allowance of account receivable		295,472	0
Income statement disclosures
Net revenues	732,551	36,455,296	84,181,695
Cost of revenues	(685,858)	(35,579,218)	(83,632,927)
Gross profit	46,693	876,078	548,768
Operating expenses	(1,268,897)	(123,465,792)	(167,481,208)
Loss from operations	(1,222,204)	(122,589,714)	(166,932,440)
Interest expense, net	(413,199)	(906,539)	(411,164)
Other income/(expenses), net	108,556	(33,191)	27,921
Loss before income tax	(1,526,847)	(123,529,444)	(167,315,683)
Provision for income tax	(181,423)	2,098,406	6,857,180
Loss from discontinuing operations attributable to owners of the Company	$ (1,708,270)	$ (121,431,038)	$ (160,458,503)